Long-Term Debt - U.S. Dollar-denominated Term Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) term_loan vessel	Feb. 08, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	5
Aggregate principal amount	$ 1,481,936		$ 1,842,546
Long-term debt	$ 1,221,705		1,438,331
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 873,712		$ 1,114,707
Short-term Debt, Refinanced, Amount	$ 177,000
Secured Debt | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	16
Secured Debt | Minimum
Debt Instrument [Line Items]
Fixed interest rate	4.11%
Secured Debt | Maximum
Debt Instrument [Line Items]
Fixed interest rate	4.41%
Secured Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Secured Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Teekay Nakilat Joint Venture | Teekay LNG
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%
Teekay Tangguh Joint Venture | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 191,500
Teekay Tangguh Joint Venture | Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Aggregate principal amount		$ 191,500
Teekay Tangguh Joint Venture | Teekay LNG
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%
Teekay Tangguh Joint Venture | Teekay LNG | Long-term Debt
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%